Variable Interest Entities (Summary of the Carrying Value of the Variable Interests) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Maximum exposure to loss		¥ 924,450	¥ 462,301
Equity securities
Variable Interest Entity [Line Items]
Maximum exposure to loss	[1]	587,602	146,031
Securitized Products
Variable Interest Entity [Line Items]
Maximum exposure to loss		210,641	195,190
Foreign Corporate Bonds
Variable Interest Entity [Line Items]
Maximum exposure to loss	[2]	82,488	95,392
Other investments
Variable Interest Entity [Line Items]
Maximum exposure to loss		43,719	25,688
Marketable securities
Variable Interest Entity [Line Items]
Carrying Amount, Assets		621,225	165,441
Marketable securities | Equity securities
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[1]	579,773	135,552
Marketable securities | Foreign Corporate Bonds
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[2]		29,889
Marketable securities | Other investments
Variable Interest Entity [Line Items]
Carrying Amount, Assets		41,452
Securities investments and other
Variable Interest Entity [Line Items]
Carrying Amount, Assets		274,159	269,725
Securities investments and other | Equity securities
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[1]	6,229	8,485
Securities investments and other | Securitized Products
Variable Interest Entity [Line Items]
Carrying Amount, Assets		210,641	191,049
Securities investments and other | Foreign Corporate Bonds
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[2]	41,036	65,503
Securities investments and other | Other investments
Variable Interest Entity [Line Items]
Carrying Amount, Assets		16,253	4,688
Prepaid expenses and other current assets
Variable Interest Entity [Line Items]
Carrying Amount, Assets		21,000	21,000
Prepaid expenses and other current assets | Other investments
Variable Interest Entity [Line Items]
Carrying Amount, Assets		¥ 21,000	¥ 21,000

[1]	Equity securities include Investment funds.
[2]	Foreign corporate bonds include repackaged bonds.